ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of accounts payables and accrued liabilities [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Accounts payable	2,992,928	1,408,210
Accrued liabilities	549,747	114,336
Excise tax payable	4,153,096	-
Income tax payable	89,658	-
Sales tax payable	759,619	306,479
	8,545,048	1,829,025